Lease (Details) - Schedule of Balance Sheet Information Related to Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet Information Related to Leases [Abstract]
Right of use asset	$ 578,179	$ 503,089	$ 973,147
Lease Liability – current portion	460,311	359,459	468,425
Lease Liability – net of current portion	184,147	157,897	542,709
Total operating lease liabilities	$ 644,458	$ 517,356	$ 1,011,134